Income Taxes - Summary of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Unremitted earnings	$ 1,188	$ 606